Earnings Per Share (Schedule Of Computation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings, Income	$ 110,274	$ 99,317	$ 77,227
Dilutive stock options, Income
Nonvested stock awards, Income
Conversion of Notes, Income
Diluted earnings, Income	$ 110,274	$ 99,317	$ 77,227
Net Income, Earnings, Shares	16,870	17,165	18,199
Dilutive stock options, Shares	394	412	278
Nonvested stock awards, Shares	158	149	108
Conversion of Notes and impact of warrants outstanding, Shares		114
Net Income, Diluted Earnings, Shares	17,422	17,840	18,585
Earnings per Share	$ 6.54	$ 5.79	$ 4.24
Earnings per Share, Diluted	$ 6.33	$ 5.57	$ 4.16